Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity

NOTE 27 – Shareholders’ Equity

Share Repurchase Program

We have an ongoing authorization from the Board of Directors to repurchase our common stock in the open market or in negotiated transactions. At December 31, 2016, the maximum number of shares that may yet be purchased under this plan was 7.4 million. The repurchase program has no expiration date. These purchases may be made on the open market or in privately negotiated transactions, depending upon market conditions and other factors. Repurchased shares may be used to meet obligations under our employee benefit plans and for general corporate purposes. During the year ended December 31, 2016, we repurchased $113.5 million or 3.4 million shares using existing Board authorization at an average price of $33.22 per share to meet obligations under our company’s employee benefit plans and for general corporate purposes. During the year ended December 31, 2015, we repurchased $117.7 million or 2.7 million shares using existing Board authorization at an average price of $43.91 per share to meet obligations under our company’s employee benefit plans and for general corporate purposes.

Issuance of Common Stock from Treasury

During the year ended December 31, 2016, we issued 0.3 million shares of common stock from treasury, in aggregate, as part of the purchase consideration for our acquisitions of Eaton Partners, which closed on January 4, 2016, and ISM, which closed on May 3, 2016.

Share issuances out of treasury during the year ended December 31, 2016, was primarily a result of the vesting and exercise transactions under our incentive stock award plans and shares issued as part of the purchase consideration for various acquisitions.

Issuance of Common Stock

On June 5, 2015, we issued 1.4 million shares related to the purchase of Sterne Agee Group, Inc. See Note 3 in the notes to consolidated financial statements for additional information regarding the acquisition.

Share issuances during the years ended December 31, 2015 and 2014, were primarily a result of the vesting and exercise transactions under our incentive stock award plans and shares issued as part of the purchase consideration for various acquisitions.

Issuance of Preferred Stock

On July, 11, 2016, our company issued $150.0 million of perpetual 6.25% Non-Cumulative Perpetual Preferred Stock, Series A, $1.00 par value, with a liquidation preference of $25,000 per share (equivalent to $25 liquidation preference per depositary share).

When, as, and if declared by the board of directors of the company, dividends will be payable at an annual rate of 6.25%, payable quarterly, in arrears. We may redeem the Series A preferred stock at our option, subject to regulatory approval, on or after July 15, 2021, or following a regulatory capital treatment event, as defined.